Supplementary information on capital management (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary information on capital management
Schedule of equity and debt

Total equity, debt and total assets
in € THOUS
	2018	2017

Total equity including noncontrolling interests	12.901.958	10.828.186
Debt	7.546.228	7.447.686
Total assets	26.242.268	24.025.215
Debt in % of total assets	28,8%	31,0%
Total equity in % of total assets (equity ratio)	49,2%	45,1%

Schedule of credit ratings
Rating(1)

	Standard & Poor's	Moody's	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	positive	stable	stable
(1) A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.